LEGG MASON PARTNERS INCOME TRUST

WESTERN ASSET FUNDS, INC.

SUPPLEMENT DATED JUNE 4, 2021

TO THE PROSPECTUS AND

STATEMENT OF ADDITIONAL INFORMATION (“SAI”)

OF EACH FUND LISTED IN SCHEDULE A

The following disclosure replaces and supersedes the section of each Funds’ prospectus entitled “Portfolio holdings.”

A description of the fund’s policies and procedures with respect to the disclosure of the fund’s portfolio holdings is available in the SAI. The fund intends to make complete portfolio holdings information available on a monthly basis at www.leggmason.com/mutualfunds (click on the name of the fund) no sooner than 8 business days following the month-end.

The following disclosure replaces and supersedes the section entitled “Disclosure of Portfolio Holdings—General Rules/Website Disclosure” of each Fund’s SAI:

The policy provides that information regarding the Fund’s portfolio holdings may be shared at any time with employees of the Manager, the Fund’s Subadviser and other affiliated parties involved in the management, administration or operations of the Fund (referred to as fund-affiliated personnel). With respect to non-money market funds, the Fund’s complete list of holdings (including the size of each position) may be made available to investors, potential investors, third parties and Franklin Templeton personnel that are not fund-affiliated personnel (i) upon the filing of portfolio holdings reports in accordance with SEC rules, provided that such filings are not made until 15 calendar days following the end of the period covered by the applicable holdings report or (ii) no sooner than 8 business days after month end, provided that such information has been made available through public disclosure. Typically, public disclosure is achieved by required filings with the SEC and/or posting the information to the Fund’s Internet site that is accessible by the public, or through public release by a third party vendor.

The Fund currently discloses its complete portfolio holdings 8 business days after month-end. The Fund discloses this information on the Fund’s website: www.leggmason.com/mutualfunds (click on the name of the Fund).

SCHEDULE A

Fund	Date of Prospectus and SAI
LEGG MASON PARTNERS INCOME TRUST

Western Asset California Municipals Fund	June 30, 2020
Western Asset Corporate Bond Fund	May 1, 2021
Western Asset Emerging Markets Debt Fund	June 30, 2020
Western Asset Global High Yield Bond Fund	May 1, 2021
Western Asset Income Fund	November 25, 2020
Western Asset Intermediate Maturity California Municipals Fund	March 31, 2021
Western Asset Intermediate Maturity New York Municipals Fund	March 31, 2021
Western Asset Intermediate-Term Municipals Fund	August 1, 2020
Western Asset Managed Municipals Fund	June 30, 2020
Western Asset Massachusetts Municipals Fund	March 31, 2021
Western Asset Mortgage Total Return Fund	May 1, 2021
Western Asset Municipal High Income Fund	November 25, 2020
Western Asset New Jersey Municipals Fund	August 1, 2020

Fund	Date of Prospectus and SAI
Western Asset New York Municipals Fund	August 1, 2020
Western Asset Oregon Municipals Fund	August 31, 2020
Western Asset Pennsylvania Municipals Fund	August 1, 2020
Western Asset Short Duration High Income Fund	November 25, 2020
Western Asset Short Duration Municipal Income Fund	June 30, 2020/ September 30, 2020
Western Asset Short-Term Bond Fund	May 1, 2021
Western Asset Ultra-Short Income Fund	September 30, 2020

WESTERN ASSET FUNDS, INC.

Western Asset Core Bond Fund	May 1, 2021
Western Asset Core Plus Bond Fund	May 1, 2021
Western Asset High Yield Fund	September 30, 2020
Western Asset Inflation Indexed Plus Bond Fund	May 1, 2021
Western Asset Intermediate Bond Fund	September 30, 2020
Western Asset Total Return Unconstrained Fund	September 30, 2020

Please retain this supplement for future reference.

LMFX645759

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